Property, Equipment, and Other Fixed Assets	9 Months Ended
Sep. 30, 2024
Property, Equipment, and Other Fixed Assets [Abstract]
PROPERTY, EQUIPMENT, AND OTHER FIXED ASSETS

NOTE 5 — PROPERTY, EQUIPMENT, AND OTHER FIXED ASSETS

Property, equipment and other fixed assets, net consisted of the following:

	As of September 30, 2024	As of December 31, 2023

Internally-developed software	$904,155	$691,745
Furniture	138,197	126,007
Equipment and vehicles	2,306,413	2,220,168
Leasehold improvements	10,000	—
Property and equipment	3,358,765	3,037,920
Accumulated depreciation	(1,231,983)	(748,197)
	$2,126,782	$2,289,723

Depreciation expense related to the Company’s property and equipment was $208,747 and $52,397 for the three months ended September 30, 2024, and 2023, respectively, and $539,692 and $325,395 for the nine months ended September 30, 2024, and 2023, respectively, which are included in depreciation and amortization expense on the accompanying condensed consolidated statements of operations.